Income Taxes, Change in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at beginning of year	$ 6,069	$ 5,005
Additions:
For tax positions related to the current year	427	877
For tax positions related to prior years	283	491
Reductions:
For tax positions related to prior years	(540)	(114)
Lapse of statute of limitations	(74)	(23)
Settlements with tax authorities	(637)	(167)
Balance at end of year	$ 5,528	$ 6,069